SEGMENT INFORMATION (Details) - Schedule of Total Assets by Segment - USD ($)	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 2,807,289	$ 2,857,871	$ 3,682,711
Security and Cash Management [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	363,757	141,140	1,784,063
Marketing and Products [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	51,789	50,919	96,343
Consulting and Advisory[Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	92,882	55,750	22,268
Finance And Real Estate [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	644,384	515,205	431,639
Corporate Segment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	$ 1,654,477	$ 2,094,857	$ 1,348,398